RBC BlueBay High Yield Bond Fund Investment Strategy - RBC BlueBay High Yield Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans. Non-investment grade securities are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”), respectively, a similar rating from a recognized rating agency, or unrated securities deemed comparable by the Fund. The Fund will primarily invest in securities issued by entities domiciled in the U.S. and to a lesser extent, within the European Union. The Fund will normally invest at least 70% of the Fund’s assets in security holdings issued by U.S.-domiciled entities. The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities that are non-investment grade. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund. The Adviser and Sub-Adviser incorporate material environmental, social and governance (ESG) factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser and Sub-Adviser.The Adviser and Sub-Adviser apply exclusions as part of the investment process in managing the Fund. The exclusions apply a defined set of criteria (which may be product or conduct based), as determined by the Adviser or Sub-Adviser, to exclude certain issuers from the investment universe, as applicable. Exclusion criteria may be based on factors including, but not limited to, certain revenue thresholds from business activities or conduct-based assessments from third-party providers.The exclusion criteria applied by the Adviser and Sub-Adviser exclude companies involved in: • Incidents misaligned with the UN Global Compact Principles; • The production of controversial weapons; • The production of nuclear weapons; • The production of tobacco producers;• The mining of, or power generation from, thermal coal.